GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL.
GOODWILL

9. GOODWILL

The changes in the carrying amount of goodwill were as follows:

	2014	2015
	RMB	RMB	US$
Balance as of January 1,	52,819	261,686	40,397
Goodwill acquired in business combinations (note 3)	210,152	348,910	53,862
Impairment of Goodwill	—	(23,746)	(3,665)
Foreign currency translation adjustments	(1,285)	26,370	4,071

Balance as of December 31,	261,686	613,220	94,665

During the year ended December 31, 2015, the Group recognized an impairment loss of RMB23,746 (US$3,665) for the online lottery business reporting unit as the carrying amount exceeded its fair value due to the suspension of online lottery business in 2015.